UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21327

Dreyfus Manager Funds II

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)   (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:  11/30

Date of reporting period: 05/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The end of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although U.S. stocks and bonds encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of large-cap U.S. stock market performance either achieved or approached new all-time highs by the reporting period’s end. Meanwhile, yields of U.S. government securities generally fell over the reporting period.

We already have seen evidence that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stocks generally have risen to richer valuations after the sustained market rally, and bonds may be challenged by rising long-term interest rates. In our judgment, selectivity is likely to be key to successful investing in both asset classes over the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon, and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, and Class Z shares produced total returns of 4.47%, 4.07%, 4.60%, 4.57%, and 4.54%, respectively.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays U.S. Aggregate Bond Index, produced a total return of 5.93% for the same period.2 Separately, the S&P 500 Index and the Barclays U.S.Aggregate Bond Index produced total returns of 7.61% and 3.29%, respectively, for the same period.

Large-cap stocks generally continued to rally over the reporting period despite bouts of economic weakness, while bonds gained a degree of value when long-term interest rates moderated. The fund lagged its blended benchmark, mainly due to shortfalls in the stock market’s financials and health care sectors.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates, and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations, and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by Dreyfus. We may invest up

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to 5% of the fixed-income portfolio in securities rated below investment grade (but not lower than B) or the non-rated equivalent as determined by Dreyfus at the time of purchase and up to 10% in bonds from foreign issuers.

Stocks and Long Bonds Advanced Amid Economic Uncertainty

Stocks generally continued to climb over the reporting period during a gradual economic recovery fueled by falling unemployment and low short-term interest rates. These factors proved especially supportive at the end of 2013, when the rally was led by more speculative companies that tend to be sensitive to changing economic conditions. Market sentiment shifted in January 2014, when equities gave back some of their previous gains amid harsh winter weather in the United States and economic slowdowns in the emerging markets, but stocks subsequently resumed their climb when those worries proved overblown. Consequently, large-cap stocks posted solid gains, and some broad measures of large-cap stock market performance established record highs by the reporting period’s end.

Bonds provided more mixed results, with long-term U.S. government securities gaining a degree value, intermediate-term securities declining modestly, and short-term securities remaining relatively stable. Corporate bonds continued to provide higher returns than their more interest rate-sensitive counterparts.

Stock Selections Dampened Relative Performance

Although the fund participated to a significant degree in the equity market’s gains, relative performance was undermined by disappointments in the financials sector, where large banks and insurers declined due to slowing economic growth and lower long-term rates. The fund also was hurt by underweighted exposure to real estate investment trusts (REITs), which held up relatively well. In the health care sector, pharmaceutical and biotechnology companies gave back some of their 2013 gains as investors shifted their attention to value-oriented stocks.

The fund’s equity portfolio achieved better results in the utilities sector, where NRG Energy and NextEra Energy benefited from unusually cold winter weather in their regions.An underweighted position and strong stock selections in the consumer staples sector also buoyed results. Among individual stocks, refiner Valero Energy benefited from lower input costs and its focus on domestic markets.

In the fund’s bond portfolio, positive results compared to the fixed-income benchmark were driven by strong security selections among corporate bonds, commercial mortgage-backed securities, and European sovereign bonds. However, a relatively short duration posture detracted mildly from relative performance.

Finding Value Opportunities Across Market Sectors

We remain optimistic regarding the prospects for U.S. stocks as the economic recovery broadens and corporate earnings continue to grow.We have taken advantage of recent valuation declines to add to positions in the financials, health care, and information technology sectors, but we have trimmed holdings in the more richly valued utilities and consumer discretionary sectors. The fund holds no positions in the telecommunications services sector. Among bonds, we have continued to emphasize higher yielding market sectors, including investment-grade corporate securities, commercial mortgages, and asset-backed securities, but we have maintained relatively light exposure to residential mortgage-backed securities due to valuation concerns.

June 16, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class A	Class C	Class J	Class I	Class Z
Expenses paid per $1,000†	$6.12	$9.92	$4.85	$4.85	$5.10
Ending value (after expenses)	$1,044.70	$1,040.70	$1,045.70	$1,046.00	$1,045.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class A	Class C	Class J	Class I	Class Z
Expenses paid per $1,000†	$6.04	$9.80	$4.78	$4.78	$5.04
Ending value (after expenses)	$1,018.95	$1,015.21	$1,020.19	$1,020.19	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for
Class J, .95% for Class I and 1.00% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—33.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—1.4%
Americredit Automobile Receivables
Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	585,000		588,246
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	395,000		404,347
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	420,000	[a]	423,410
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	246,250	[a]	247,332
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		311,733
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		543,952
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		488,104
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		328,822
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	69,459	[a]	69,701
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		439,197
					3,844,844
Asset-Backed Ctfs./Equipment—.1%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		395,432
Commercial Mortgage
Pass-Through Ctfs.—2.4%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	519,647		522,323
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-T22, Cl. A4	5.58	4/12/38	268,407	[b]	286,610
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	179,254		181,492
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[b]	196,853

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	345,000	[b]	372,234
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	[a,b]	418,988
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	675,000	[b]	755,095
FREMF Mortgage Trust,
Ser. 2013-K35, Cl. B	3.95	8/25/23	375,000	[a,b]	380,175
FREMF Mortgage Trust,
Ser. 2014-K37, Cl. B	4.56	1/25/47	190,000	[a,b]	201,655
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	[a]	740,570
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	34,779	[b]	35,623
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	435,000	[a,b]	525,216
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	865,000		921,729
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	335,000	[b]	365,139
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	125,000		128,605
WFRBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A2	3.43	6/15/45	260,000		268,317
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	335,000		356,140
					6,656,764
Consumer Discretionary—1.1%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		57,517
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		224,411
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		173,917

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary
(continued)
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[a]	406,403
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	533,697	[a]	708,376
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	[a]	348,775
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		276,386
Staples,
Sr. Unscd. Notes	2.75	1/12/18	215,000		216,496
Time Warner,
Gtd. Debs	5.35	12/15/43	260,000		287,815
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	350,000		346,400
					3,046,496
Consumer Staples—.9%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		67,248
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		83,467
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		133,430
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		33,817
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		428,402
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		202,810
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	500,000	[a]	535,212
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		598,735
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	218,560
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	[a]	281,702
					2,583,383

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy—1.1%
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000	[c]	473,214
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000	[c]	246,338
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		276,888
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	235,000		235,056
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		245,126
Petrobras Global Finance,
Gtd. Notes	6.25	3/17/24	460,000		490,266
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		93,587
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		81,576
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	235,000		242,230
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		222,872
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		283,127
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	145,000		153,674
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		71,760
					3,115,714
Financial—3.4%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	[a]	269,399
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		51,830
Aon,
Gtd. Notes	3.50	6/14/24	185,000		185,882
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	410,000	[a]	413,816
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	520,000	[b]	527,394

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	150,000		152,469
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		334,902
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		58,107
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		299,379
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		195,081
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	235,000		239,499
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		195,536
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		185,243
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	55,000	[a]	55,733
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	277,031
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		284,415
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	765,000	[b]	770,176
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	145,000		153,861
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	200,000		212,777
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	405,000	[b]	405,832
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	310,000		331,241
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	65,000		79,190
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	95,000		117,411
Goldman Sachs Group,
Sr. Unscd. Notes	1.32	11/15/18	505,000	[b]	511,259

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	430,000	[b]	440,412
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		258,928
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		252,914
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		314,951
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		257,343
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		223,893
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		105,336
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		119,984
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		257,641
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	[a]	156,868
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		295,645
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		231,391
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		229,883
WEA Finance,
Gtd. Notes	7.13	4/15/18	75,000	[a]	89,585
					9,542,237
Foreign/Governmental—.9%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes	3.38	9/26/16	200,000	[a]	206,200
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	530,000	[c]	493,430
Caixa Economica Federal,
Sr. Unscd. Notes	4.25	5/13/19	210,000	[a,c]	210,262
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		285,849

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	210,000		235,725
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	405,000		475,875
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		88,655
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		123,750
South African Government,
Sr. Unscd. Notes	5.50	3/9/20	425,000		472,813
					2,592,559
Health Care—.2%
Actavis,
Sr. Unscd. Notes	4.63	10/1/42	100,000		99,948
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	190,000		206,238
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		262,317
					568,503
Information Technology—.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		75,052
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		213,939
					288,991
Materials—.6%
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	245,000		252,967
Holcim US Finance,
Gtd. Notes	5.15	9/12/23	200,000	[a]	220,900
LYB International Finance,
Gtd. Notes	4.00	7/15/23	335,000		351,643
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000		280,380
Vale Overseas,
Gtd. Notes	4.38	1/11/22	320,000		330,293
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000	[c]	181,360
					1,617,543

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Municipal Bonds—.4%
Chicago,
GO (Project and Refunding Series)	6.31	1/1/44	85,000		94,228
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	450,000		455,814
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		145,871
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		12,703
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		285,395
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		164,330
					1,158,341
Telecommunications—.6%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	355,000	[b]	361,966
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000		214,669
SBA Tower Trust,
Mortgage Bonds	2.24	4/15/43	405,000	[a]	403,541
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		189,564
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	455,000		579,654
					1,749,394
U.S. Government Agencies—1.4%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	[c,d]	977,656
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	[d]	2,288,369
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	[d]	504,757
					3,770,782

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed—8.2%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41—3/1/42			1,830,628	[d]	1,888,940
5.00%, 4/1/39			477,967	[d]	529,192
5.50%, 4/1/22—1/1/36			360,320	[d]	399,390
Federal National Mortgage Association:
3.00%, 5/1/42—5/1/43			3,732,071	[d]	3,702,830
3.50%, 12/1/41—8/1/42			2,586,925	[d]	2,672,492
4.00%, 6/1/24—12/1/43			7,250,051	[d]	7,716,874
4.50%, 2/1/39—8/1/41			3,832,522	[d]	4,167,137
5.00%, 8/1/20—7/1/39			1,067,441	[d]	1,183,912
5.50%, 9/1/34—5/1/40			349,242	[d]	389,269
6.00%, 10/1/37—2/1/39			91,536	[d]	102,993
8.00%, 3/1/30			130	[d]	133
Government National Mortgage Association I;
5.50%, 4/15/33			45,025		50,535
					22,803,697
U.S. Government Securities—9.9%
U.S. Treasury Bonds:
3.75%, 11/15/43			2,135,000		2,316,808
6.25%, 5/15/30			575,000		822,025
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/18			4,761,495	[e]	4,921,638
Notes, 0.13%, 4/15/19			3,981,640	[e]	4,097,668
U.S. Treasury Notes:
0.13%, 7/31/14			8,335,000		8,336,142
0.25%, 12/31/15			7,335,000	[c]	7,338,154
					27,832,435
Utilities—.8%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		107,262
Enel Finance International,
Gtd. Notes	6.80	9/15/37	300,000	[a]	359,391
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		369,765
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		251,782

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		107,221
Nisource Finance,
Gtd. Notes	5.65	2/1/45	390,000		443,336
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		266,097
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		238,745
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		33,781
					2,177,380
Total Bonds and Notes
(cost $91,191,015)					93,744,495

Common Stocks—65.6%			Shares		Value ($)
Consumer Discretionary—6.6%
Amazon.com			2,010	[f]	628,225
Carnival			29,130		1,166,074
General Motors			47,230		1,633,213
Kohl’s			33,100		1,801,964
Lowe’s			12,810		603,095
Macy’s			20,860		1,249,305
News Corp., Cl. A			27,260	[f]	465,056
Omnicom Group			25,610		1,822,152
PVH			14,700		1,934,961
Twenty-First Century Fox, Cl. A			44,570		1,578,224
Viacom, Cl. B			11,830		1,009,454
Walt Disney			47,670		4,004,757
Whirlpool			4,770		684,734
					18,581,214
Consumer Staples—4.7%
Archer-Daniels-Midland			51,600		2,318,904
Avon Products			31,040		443,561
Coca-Cola Enterprises			33,780		1,541,719
Costco Wholesale			8,560		993,131
CVS Caremark			43,180		3,381,858
Molson Coors Brewing, Cl. B			7,940		521,896
Mondelez International, Cl. A			26,290		989,030

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
PepsiCo	11,650		1,029,045
Philip Morris International	22,390		1,982,411
			13,201,555
Energy—7.7%
Anadarko Petroleum	22,030		2,266,006
Cameron International	7,810	[f]	499,450
EOG Resources	7,060		746,948
Exxon Mobil	74,120		7,451,284
Occidental Petroleum	65,550		6,534,680
Phillips 66	12,380		1,049,700
Schlumberger	21,280		2,213,971
Valero Energy	16,620		931,551
			21,693,590
Exchange-Traded Funds—.4%
iShares Russell 1000 Value Index Fund	1,410		139,238
SPDR S&P 500 ETF Trust	4,210	[c]	811,183
			950,421
Financial—17.1%
Allstate	12,960		755,050
American International Group	39,650		2,143,875
Ameriprise Financial	25,430		2,863,672
Bank of America	282,120		4,271,297
Berkshire Hathaway, Cl. B	29,730	[f]	3,815,548
Citigroup	59,540		2,832,318
Comerica	24,840		1,191,575
Discover Financial Services	8,790		519,753
Fifth Third Bancorp	33,840		700,150
Genworth Financial, Cl. A	26,150	[f]	444,289
Goldman Sachs Group	17,200		2,748,732
Hartford Financial Services Group	77,140		2,672,901
Invesco	14,020		514,534
JPMorgan Chase & Co.	89,782		4,989,186
MetLife	26,797		1,364,771
Morgan Stanley	51,130		1,577,872
PNC Financial Services Group	31,930		2,722,671
Prudential Financial	19,630		1,612,801
Regions Financial	186,790		1,903,390

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
TD Ameritrade Holding	29,750		902,615
Voya Financial	94,690		3,389,902
Wells Fargo & Co.	76,621		3,890,814
			47,827,716
Health Care—10.5%
AbbVie	56,430		3,065,842
Aetna	10,170		788,683
Agilent Technologies	23,440		1,334,674
Amgen	8,220		953,438
Biogen Idec	3,200	[f]	1,021,984
Cardinal Health	33,830		2,389,413
Cigna	16,270		1,460,720
Eli Lilly & Co.	8,590		514,197
Gilead Sciences	13,400	[f]	1,088,214
McKesson	13,410		2,543,072
Medtronic	16,150		985,635
Merck & Co.	77,780		4,500,351
Mylan	31,630	[f]	1,576,439
Omnicare	9,630		611,987
Pfizer	167,359		4,958,847
UnitedHealth Group	21,140		1,683,378
			29,476,874
Industrial—5.0%
Cummins	17,510		2,677,804
Danaher	13,110		1,028,217
Delta Air Lines	28,390		1,133,045
Eaton	29,640		2,184,171
Fluor	13,970		1,048,868
Honeywell International	22,740		2,118,231
Owens Corning	36,000		1,476,360
PACCAR	16,010		1,014,394
Precision Castparts	3,100		784,238
Tyco International	12,040		525,425
			13,990,753

Common Stocks (continued)	Shares		Value ($)
Information Technology—10.9%
Accenture, Cl. A	18,910		1,540,219
Amphenol, Cl. A	8,390		803,762
Apple	8,101		5,127,933
Applied Materials	87,620		1,769,048
Cisco Systems	156,950		3,864,109
EMC	109,090		2,897,430
Google, Cl. A	2,770	[f]	1,583,471
Google, Cl. C	3,090	[f]	1,733,428
Hewlett-Packard	37,750		1,264,625
Microsoft	70,610		2,890,773
Seagate Technology	12,850		690,430
Symantec	22,680		498,733
Texas Instruments	48,080		2,258,798
Twitter	5,730	[c]	185,881
Visa, Cl. A	5,040		1,082,743
Western Digital	6,000		527,100
Xilinx	41,070		1,928,647
			30,647,130
Materials—2.1%
Dow Chemical	30,420		1,585,490
Martin Marietta Materials	16,070	[c]	1,973,396
Praxair	5,940		785,506
Vulcan Materials	23,090		1,407,797
			5,752,189
Utilities—.6%
NRG Energy	45,120		1,608,077
Total Common Stocks
(cost $156,213,717)			183,729,519

	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $49,999)	50,000	[g]	50,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,372,814)	2,372,814 [h]	2,372,814

Investment of Cash Collateral
for Securities Loaned—1.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,079,199)	3,079,199 [h]	3,079,199

Total Investments (cost $252,906,744)	101.0%	282,976,027
Liabilities, Less Cash and Receivables	(1.0%)	(2,704,776)
Net Assets	100.0%	280,271,251

ETF—Exchange-Traded Funds
GO—General Obligation
REIT—Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities were valued at $8,168,801 or 2.9% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At May 31, 2014, the value of the fund’s securities on loan was $11,281,092 and the value of the collateral held by the fund was $11,572,995, consisting of cash collateral of $3,079,199 and
U.S. Government & Agency securities valued at $8,493,796.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	65.2	Asset-Backed	1.5
U.S. Government Agencies/		Foreign/Governmental	.9
Mortgage-Backed	19.5	Exchange-Traded Funds	.4
Corporate Bonds	8.8	Municipal Bonds	.4
Commercial Mortgage-Backed	2.4
Money Market Investments	1.9		101.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	36	(4,547,812)	June 2014	(51,594)

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, vlaued at $11,281,092)—Note 1(c):
Unaffiliated issuers			247,454,731		277,524,014
Affiliated issuers				5,452,013	5,452,013
Cash denominated in foreign currencies				2,835	2,992
Receivable for investment securities sold					3,047,780
Dividends, interest and securities lending income receivable					755,149
Receivable for shares of Beneficial Interest subscribed					70,697
Receivable for futures variation margin—Note 4					2,813
Prepaid expenses					42,398
					286,897,856
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					248,000
Cash overdraft due to Custodian					18,986
Liability for securities on loan—Note 1(c)					3,079,199
Payable for investment securities purchased					2,867,202
Payable for shares of Beneficial Interest redeemed					308,191
Accrued expenses					105,027
					6,626,605
Net Assets ($)					280,271,251
Composition of Net Assets ($):
Paid-in capital					247,672,262
Accumulated undistributed investment income—net					765,821
Accumulated net realized gain (loss) on investments					1,815,322
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($51,594)
net unrealized depreciation on financial futures]					30,017,846
Net Assets ($)					280,271,251

Net Asset Value Per Share
	Class A	Class C	Class J	Class I	Class Z
Net Assets ($)	184,109,293	32,791,785	20,578,817	2,904,147	39,887,209
Shares Outstanding	8,402,140	1,496,966	937,497	132,302	1,826,093
Net Asset Value
Per Share ($)	21.91	21.91	21.95	21.95	21.84

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,578,054
Affiliated issuers	1,602
Interest	1,311,065
Income from securities lending—Note 1(c)	12,190
Total Income	2,902,911
Expenses:
Management fee—Note 3(a)	1,106,046
Shareholder servicing costs—Note 3(c)	430,633
Distribution fees—Note 3(b)	120,036
Professional fees	53,542
Registration fees	36,666
Custodian fees—Note 3(c)	19,088
Prospectus and shareholders’ reports	16,772
Trustees’ fees and expenses—Note 3(d)	5,769
Loan commitment fees—Note 2	1,116
Miscellaneous	25,989
Total Expenses	1,815,657
Less—reduction in expenses due to undertaking—Note 3(a)	(103,467)
Less—reduction in fees due to earnings credits—Note 3(c)	(345)
Net Expenses	1,711,845
Investment Income—Net	1,191,066
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,268,407
Net realized gain (loss) on financial futures	(19,823)
Net Realized Gain (Loss)	13,248,584
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(2,337,993)
Net unrealized appreciation (depreciaton) on financial futures	(51,594)
Net Unrealized Appreciation (Depreciaton)	(2,389,587)
Net Realized and Unrealized Gain (Loss) on Investments	10,858,997
Net Increase in Net Assets Resulting from Operations	12,050,063

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	1,191,066	2,236,455
Net realized gain (loss) on investments	13,248,584	29,348,005
Net unrealized appreciation
(depreciation) on investments	(2,389,587)	16,806,062
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,050,063	48,390,522
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,563,200)	(1,935,562)
Class C	(18,760)	(185,888)
Class J	(216,891)	(271,444)
Class I	(28,524)	(33,202)
Class Z	(385,121)	(471,935)
Net realized gain on investments:
Class A	(2,354,940)	—
Class C	(402,193)	—
Class J	(263,963)	—
Class I	(33,828)	—
Class Z	(518,518)	—
Total Dividends	(5,785,938)	(2,898,031)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	4,280,675	24,710,126
Class C	3,916,921	7,749,450
Class J	268,534	480,803
Class I	414,291	627,724
Class Z	646,507	2,185,217

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A	3,626,009	1,763,047
Class C	291,697	148,238
Class J	460,702	258,875
Class I	54,840	28,912
Class Z	864,634	453,407
Cost of shares redeemed:
Class A	(9,746,978)	(24,106,360)
Class C	(3,853,979)	(19,107,485)
Class J	(1,029,036)	(3,281,169)
Class I	(231,921)	(643,471)
Class Z	(3,464,756)	(7,596,691)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,501,860)	(16,329,377)
Total Increase (Decrease) in Net Assets	2,762,265	29,163,114
Net Assets ($):
Beginning of Period	277,508,986	248,345,872
End of Period	280,271,251	277,508,986
Undistributed investment income—net	765,821	1,787,251

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Capital Share Transactions:
Class Aa
Shares sold	199,955	1,237,143
Shares issued for dividends reinvested	169,996	97,893
Shares redeemed	(455,305)	(1,230,209)
Net Increase (Decrease) in Shares Outstanding	(85,354)	104,827
Class Ca
Shares sold	183,439	390,383
Shares issued for dividends reinvested	13,637	8,208
Shares redeemed	(180,222)	(964,097)
Net Increase (Decrease) in Shares Outstanding	16,854	(565,506)
Class J
Shares sold	12,499	24,653
Shares issued for dividends reinvested	21,579	14,366
Shares redeemed	(47,836)	(167,503)
Net Increase (Decrease) in Shares Outstanding	(13,758)	(128,484)
Class I
Shares sold	19,424	31,953
Shares issued for dividends reinvested	2,568	1,603
Shares redeemed	(10,850)	(33,230)
Net Increase (Decrease) in Shares Outstanding	11,142	326
Class Z
Shares sold	30,308	111,562
Shares issued for dividends reinvested	40,688	25,274
Shares redeemed	(161,765)	(385,424)
Net Increase (Decrease) in Shares Outstanding	(90,769)	(248,588)

a	During the period ended November 30, 2013, 612,770 Class C shares representing $12,273,787 were exchanged for 612,770 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	21.43		18.03	16.26	15.94	14.96	12.47
Investment Operations:
Investment income—net[a]	.10		.18	.21	.21	.21	.25
Net realized and unrealized
gain (loss) on investments	.85		3.45	1.79	.35	1.03	2.62
Total from Investment Operations	.95		3.63	2.00	.56	1.24	2.87
Distributions:
Dividends from
investment income—net	(.19)		(.23)	(.23)	(.24)	(.26)	(.38)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.47)		(.23)	(.23)	(.24)	(.26)	(.38)
Net asset value, end of period	21.91		21.43	18.03	16.26	15.94	14.96
Total Return (%)[b]	4.47	[c]	20.40	12.50	3.46	8.38	23.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27	[d]	1.32	1.37	1.36	1.37	1.45
Ratio of net expenses
to average net assets	1.20	[d]	1.20	1.20	1.20	1.16	1.12
Ratio of net investment income
to average net assets	.90	[d]	.91	1.19	1.23	1.33	1.89
Portfolio Turnover Rate	59.82	[c]	112.56	117.20	99.71 [e]	103.49	134.74
Net Assets, end of period
($ x 1,000)	184,109		181,922	151,113	151,210	143,378	115,445

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2014				Year Ended November 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	21.34		17.94	16.17	15.84	14.88	12.38
Investment Operations:
Investment income—net[a]	.02		.04	.08	.08	.09	.15
Net realized and unrealized
gain (loss) on investments	.84		3.45	1.78	.35	1.02	2.61
Total from Investment Operations	.86		3.49	1.86	.43	1.11	2.76
Distributions:
Dividends from
investment income—net	(.01)		(.09)	(.09)	(.10)	(.15)	(.26)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.29)		(.09)	(.09)	(.10)	(.15)	(.26)
Net asset value, end of period	21.91		21.34	17.94	16.17	15.84	14.88
Total Return (%)[b]	4.07	[c]	19.56	11.58	2.70	7.50	22.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.03	[d]	2.05	2.08	2.04	2.05	2.12
Ratio of net expenses
to average net assets	1.95	[d]	1.95	1.95	1.94	1.91	1.88
Ratio of net investment income
to average net assets	.15	[d]	.18	.44	.48	.58	1.16
Portfolio Turnover Rate	59.82	[c]	112.56	117.20	99.71 [e]	103.49	134.74
Net Assets, end of period
($ x 1,000)	32,792		31,582	36,703	38,205	44,683	50,170

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class J Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	21.49		18.06	16.29	15.96	14.97	12.52
Investment Operations:
Investment income—net[a]	.12		.22	.23	.23	.22	.26
Net realized and unrealized
gain (loss) on investments	.85		3.47	1.80	.36	1.03	2.63
Total from Investment Operations	.97		3.69	2.03	.59	1.25	2.89
Distributions:
Dividends from
investment income—net	(.23)		(.26)	(.26)	(.26)	(.26)	(.44)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.51)		(.26)	(.26)	(.26)	(.26)	(.44)
Net asset value, end of period	21.95		21.49	18.06	16.29	15.96	14.97
Total Return (%)	4.57	[b]	20.71	12.67	3.64	8.50	23.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00	[c]	1.03	1.06	1.03	1.02	1.06
Ratio of net expenses
to average net assets	.95	[c]	.98	1.06	1.03	1.02	1.05
Ratio of net investment income
to average net assets	1.15	[c]	1.13	1.33	1.39	1.46	1.99
Portfolio Turnover Rate	59.82	[b]	112.56	117.20	99.71 [d]	103.49	134.74
Net Assets, end of period
($ x 1,000)	20,579		20,441	19,499	21,430	23,767	25,858

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2014				Year Ended November 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	21.49		18.08	16.31	15.97	14.97	12.47
Investment Operations:
Investment income—net[a]	.12		.23	.25	.25	.24	.36
Net realized and unrealized
gain (loss) on investments	.86		3.46	1.80	.36	1.03	2.56
Total from Investment Operations	.98		3.69	2.05	.61	1.27	2.92
Distributions:
Dividends from
investment income—net	(.24)		(.28)	(.28)	(.27)	(.27)	(.42)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.52)		(.28)	(.28)	(.27)	(.27)	(.42)
Net asset value, end of period	21.95		21.49	18.08	16.31	15.97	14.97
Total Return (%)	4.60	[b]	20.68	12.75	3.77	8.64	24.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[c]	1.05	1.09	1.04	1.04	1.20
Ratio of net expenses
to average net assets	.95	[c]	.95	.95	.94	.90	.85
Ratio of net investment income
to average net assets	1.15	[c]	1.17	1.45	1.48	1.58	2.63
Portfolio Turnover Rate	59.82	[b]	112.56	117.20	99.71 [d]	103.49	134.74
Net Assets, end of period
($ x 1,000)	2,904		2,604	2,184	2,086	2,468	2,128

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class Z Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	21.37		17.94	16.20	15.88	14.90	12.46
Investment Operations:
Investment income—net[a]	.12		.20	.19	.21	.21	.24
Net realized and unrealized
gain (loss) on investments	.84		3.45	1.78	.35	1.03	2.62
Total from Investment Operations	.96		3.65	1.97	.56	1.24	2.86
Distributions:
Dividends from
investment income—net	(.21)		(.22)	(.23)	(.24)	(.26)	(.42)
Dividends from net realized
gain on investments	(.28)		—	—	—	—	—
Total Distributions	(.49)		(.22)	(.23)	(.24)	(.26)	(.42)
Net asset value, end of period	21.84		21.37	17.94	16.20	15.88	14.90
Total Return (%)	4.54	[b]	20.58	12.34	3.49	8.43	23.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	[c]	1.17	1.28	1.19	1.12	1.18
Ratio of net expenses
to average net assets	1.00	[c]	1.10	1.28	1.19	1.12	1.16
Ratio of net investment income
to average net assets	1.10	[c]	1.02	1.11	1.23	1.37	1.88
Portfolio Turnover Rate	59.82	[b]	112.56	117.20	99.71 [d]	103.49	134.74
Net Assets, end of period
($ x 1,000)	39,887		40,960	38,848	39,744	43,924	47,532

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class J, Class I and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class J, Class I and Class Z shares are sold at net asset value per share. Class I shares are sold generally to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), and financial futures are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	4,240,276	—	4,240,276
Commercial
Mortgage-Backed	—	6,656,764	—	6,656,764
Corporate Bonds†	—	24,689,641	—	24,689,641
Equity Securities—
Domestic
Common Stocks†	182,779,098	—	—	182,779,098
Exchange-Traded
Funds	950,421	—	—	950,421
Foreign Government	—	2,592,559	—	2,592,559
Municipal Bonds†	—	1,158,341	—	1,158,341
Mutual Funds	5,452,013	—	—	5,452,013
U.S. Government
Agencies/
Mortgage-Backed	—	26,574,479	—	26,574,479
U.S. Treasury	—	27,882,435	—	27,882,435
Other Financial
Instruments:
Financial Futures††	(51,594)	—	—	(51,594)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2014,The Bank of New York Mellon earned $3,681 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	6,511,659	14,527,319	18,666,164	2,372,814.8
Dreyfus
Institutional
Cash
Advantage
Fund	1,013,009	11,614,896	9,548,706	3,079,199	1.1
Total	7,524,668	26,142,215	28,214,870	5,452,013	1.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $10,120,773 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. If not applied, $526,746 of the carryover expires in fiscal year 2016, $9,086,689 expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: ordinary income $2,898,031. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from December 1, 2013 through April 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $103,467 during the period ended May 31, 2014.

During the period ended May 31, 2014, the Distributor retained $8,211 from commissions earned on sales of the fund’s Class A shares and $20,446 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $120,036 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $227,137 and $40,012, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, Class Z shares was charged $12,042 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

redemptions. During the period ended May 31, 2014, the fund was charged $61,524 for transfer agency services and $3,665 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $345.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $19,088 pursuant to the custody agreement.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $188,315, Distribution Plan fees $20,662, Shareholder Services Plan fees $46,040, custodian fees $12,902, Chief Compliance Officer fees $1,472 and transfer agency fees $15,127, which are offset against an expense reimbursement currently in effect in the amount of $36,518.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended May 31, 2014, amounted to $163,800,290 and $168,162,265, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at May 31, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2014:

Average Market Value ($)
Interest rate financial futures	2,143,286

At May 31, 2014, accumulated net unrealized appreciation on investments was $30,069,283, consisting of $31,628,577 gross unrealized appreciation and $1,559,294 gross unrealized depreciation.

At May 31, 2014 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group medians and above the Performance Universe median for all periods, except for the five-year period when the fund’s performance was below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and above the Expense Universe median.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2015, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

                                                                        By:       /s/Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                                        By:       /s/Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    July 21, 2014

                                                                        By:       /s/James Windels

                                                                                    James Windels,

                                                                                    Treasurer

                                                                        Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)